Financial Instruments (Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Net Income (Detail) - Cash Flow Hedge - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 3,647	¥ 2,814	¥ 2,494
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ (1,304)	(1,195)	(1,001)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 4,746	3,372	5,485
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 205	642	¥ (1,990)
Currency Option Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net		¥ (5)